Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000031655
Shareholder Report [Line Items]
Fund Name	Gator Capital Long/Short Fund
Trading Symbol	COAGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 467-7903
Additional Information Website	https://funddocs.filepoint.com/gator/
Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 41,114,687
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 189,483
InvestmentCompanyPortfolioTurnover	53.00%